CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (22,469)	$ (26,412)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,062	781
Operating lease right-of-use amortization	714	766
Finance lease right-of-use amortization	14	18
Stock-based compensation	43	17
Provision for credit losses	1,095	549
Loss on valuation of convertible promissory notes	1,428	450
Loss on redemption of convertible promissory notes		40
Changes in operating assets and liabilities:
Accounts receivable	(1,562)	858
Inventory	1,994	(1,772)
Contract assets	(2,553)	(225)
Prepaid expenses and other current assets	(233)	1,150
Other assets	112	4
Accounts payable	296	6,145
Contract liabilities	(603)	(116)
Accrued and other current liabilities	11,471	1,772
Net defined benefit liabilities	784	(699)
Income taxes payable	255	57
Lease liabilities	(707)	(791)
Other liabilities	32	(661)
Net cash used in operating activities	(8,827)	(18,087)
Cash flows from investing activities:
Purchase of property and equipment	(331)	(623)
Purchase of intangibles		(280)
Net cash used in investing activities	(331)	(903)
Cash flows from financing activities:
Proceeds from bank borrowings	8,147	13,414
Proceeds from exercise of stock options	23	51
Proceeds from issuance of convertible promissory note	2,000	9,000
Repayment of bank borrowings	(1,504)	(1,988)
Repayment of convertible promissory note	(500)	(1,180)
Payments of finance lease liabilities	(17)	(24)
Net cash provided by financing activities	8,149	19,273
Effect of exchange rate changes on cash and cash equivalents	(131)	(136)
Net increase (decrease) in cash and cash equivalents	(1,140)	147
Cash and cash equivalents at beginning of year	1,398	1,251
Cash and cash equivalents cash at end of year	258	1,398
Supplemental disclosures of cash flow information:
Cash paid for interest	2,259	4,175
Cash paid for income taxes	116	333
Noncash financing activities:
Accretion of Series G redeemable convertible preferred stock to redemption amount		2,237
Issuance of common stock from conversion of convertible promissory notes and accrued interest	72	35,830
Issuance of common stock from cashless warrant exercise	$ 1,499
Conversion of redeemable convertible preferred stock to common stock		$ 384,525